OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
OTHER LIABILITIES
Other Liabilities

($ in millions)

At December 31:	2016	2015
Income tax reserves	$2,621	$3,150
Excess 401(k) Plus Plan	1,494	1,445
Disability benefits	538	590
Derivative liabilities	61	22
Special restructuring actions	358	362
Workforce reductions	424	407
Deferred taxes	424	253
Other taxes payable	90	89
Environmental accruals	262	270
Warranty accruals	68	83
Asset retirement obligations	142	134
Acquisition related	111	200
Divestiture related*	270	575
Other	613	519

Total	$7,477	$8,099

*	Primarily related to the divestiture of the Microelectronics business